Capital Stock - Summary of Warrants and Options Activity (Details) - shares			1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 16, 2021	Feb. 19, 2021	Nov. 30, 2020	Oct. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Number of Options, beginning balance
Number of Options expired
Number of Options, ending balance
Number of Warrants, beginning balance					80,000	6,290,431
Number of Warrants, expired	(50,000)	(30,000)	(510,431)	(700,000)		(5,000,000)
Number of Warrants, ending balance						80,000
Number of Options and Warrants, beginning balance					80,000	6,290,431
Number of Options and Warrants expired	(50,000)	(30,000)	(510,431)	(700,000)		(5,000,000)
Number of Options and Warrants, ending balance						80,000